Document And Entity Information	Oct. 31, 2023
Document Information [Line Items]
Entity, Registrant Name	AmerInst Insurance Group, Ltd.
Document, Type	8-K
Document, Period End Date	Oct. 31, 2023
Entity, Incorporation, State or Country Code	D0
Entity, File Number	000-28249
Entity, Tax Identification Number	98-0207447
Entity, Address, Address Line One	c/o Davies Captive Management Limited
Entity, Address, Address Line Two	25 Church Street, Continental Building
Entity, Address, Address Line Three	P.O. Box HM 1601
Entity, Address, City or Town	Hamilton
Entity, Address, Country	BM
Entity, Address, Postal Zip Code	HMGX
City Area Code	441
Local Phone Number	295-2185
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001065201